Reserves - Changes In Valuation Gain (Loss) On Financial Assets At FVOCI (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [Line Items]
Balance as of December 31	₩ 387,216	₩ 391,233
Balance as of December 31	646,943	387,216
Valuation gain (loss) on financial assets at FVOCI [member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	176,208	173,281
Amount recognized as other comprehensive income for the year, net of taxes	11,262	(18,883)
Amount reclassified to retained earnings, net of taxes	75,187	21,810
Balance as of December 31	₩ 262,657	₩ 176,208